Expense Example	Mar. 27, 2026 USD ($)
OCM Gold Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	1,087
Expense Example, with Redemption, 5 Years	1,543
Expense Example, with Redemption, 10 Years	2,801
OCM Gold Fund - Atlas Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	$ 1,933